Schedule of Effective Tax Rate (Details)	3 Months Ended		4 Months Ended	6 Months Ended	10 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rate			21.00%		21.00%
Warrants – fair market value change					(37.20%)
Warrants – formation costs					4.40%
Change in valuation allowance					11.80%
Effective income tax rate	0.75%	0.00%	0.00%	1.31%	0.00%